Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0001974476
Registrant Name	Suke Limited
Registration File Number	333-277857
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A